Loans, borrowings, leases, cash and cash equivalents and short-term investments - Debt payments (Details) $ in Millions	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Principal	$ 11,034
Estimated future interest payments	6,406	[1]
2023
IfrsStatementLineItems [Line Items]
Principal	160
Estimated future interest payments	674	[1]
2024
IfrsStatementLineItems [Line Items]
Principal	611
Estimated future interest payments	662	[1]
2025
IfrsStatementLineItems [Line Items]
Principal	452
Estimated future interest payments	637	[1]
2026
IfrsStatementLineItems [Line Items]
Principal	847
Estimated future interest payments	609	[1]
2027
IfrsStatementLineItems [Line Items]
Principal	1,696
Estimated future interest payments	501	[1]
Between 2028 and 2030
IfrsStatementLineItems [Line Items]
Principal	2,825
Estimated future interest payments	1,267	[1]
2031 onwards
IfrsStatementLineItems [Line Items]
Principal	4,443
Estimated future interest payments	$ 2,056	[1]

[1]	Based on interest rate curves and foreign exchange rates applicable as at December 31, 2022 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the financial statements.